Stock-Based Compensation Plan - Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Jun. 13, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to options, Exercised	(573,941)
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance		3,290,039	3,117,367	742,071
Number of shares subject to options, Granted		1,072,651	396,625	2,766,284
Number of shares subject to options, Exercised	(573,941)	(629,850)	(118,842)	(211,995)
Number of shares subject to options, Forfeited		(90,144)	(105,111)	(178,843)
Number of shares subject to options, Expired		(625)		(150)
Ending Balance		3,642,071	3,290,039	3,117,367	742,071
Number of shares subject to options, Exercisable		887,299	318,688
Beginning Balance		$ 2.40	$ 1.76	$ 0.52
Weighted average exercise price per share, Granted		$ 12.72	$ 6.76	$ 1.96
Weighted average exercise price per share, Exercised		$ 1.47	$ 0.56	$ 0.20
Weighted average exercise price per share, Forfeited		$ 5.56	$ 2.56	$ 1.72
Weighted average exercise price per share, Expired		$ 8.00		$ 2.40
Ending Balance		$ 5.51	$ 2.40	$ 1.76	$ 0.52
Weighted average exercise price per share, Exercisable		$ 1.58	$ 0.56
Aggregate intrinsic value, Beginning Balance		$ 23,030	$ 19,452	$ 950
Weighted average remaining contractual term		8 years 1 month 6 days	8 years 29 days	8 years 9 months 15 days	7 years 3 months
Aggregate intrinsic value, Ending Balance		102,685	23,030	19,452	950
Weighted average remaining contractual term, Exercisable		6 years 11 months 16 days	5 years 3 months 29 days
Aggregate intrinsic value, Exercisable		$ 29,804	$ 2,817